INTEREST BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
INTEREST BEARING LOANS AND BORROWINGS

17.	INTEREST BEARING LOANS AND BORROWINGS

Outstanding debt as of December 31, 2023 and December 31, 2022 was as follows:

(in thousands of $)	December 31, 2023	December 31, 2022
U.S. dollar denominated floating rate debt
$252.4 million term loan facility	174,125	242,908
$34.8 million term loan facility	16,370	34,814
$250.7 million term loan facility	119,088	129,912
$100.8 million term loan facility	77,725	85,399
$328.4 million term loan facility	169,705	184,981
$321.6 million term loan facility	165,203	184,183
$129.4 million term loan facility	124,415	84,469
$104.0 million term loan facility	92,422	100,141
$110.5 million term loan facility	—	96,125
$60.6 million term loan facility	60,600	—
$63.5 million term loan facility	63,450	—
$544.0 million lease financing	429,352	459,918
$42.9 million term loan facility	34,559	36,942
$62.5 million term loan facility	50,347	53,820
$133.7 million term loan facility	115,502	123,367
$58.5 million term loan facility	52,000	55,250
$58.5 million term loan facility	52,000	55,250
$130.0 million term loan facility	121,062	127,562
$65.0 million term loan facility	61,750	65,000
$65.0 million term loan facility	60,937	64,187
$65.0 million term loan facility	62,292	—
$65.0 million term loan facility	62,562	—
$1,410.0 million term loan facility	891,324	—
$539.9 million Shareholder loan facility	235,000	—
Total U.S. dollar denominated floating rate debt	3,291,790	2,184,228
U.S. dollar denominated fixed rate debt
$275.0 million revolving credit facility	175,000	209,700
Total U.S. dollar denominated fixed rate debt	175,000	209,700
Debt issuance costs	(42,720)	(23,113)
Accrued finance expense	32,393	19,499
Total debt	3,456,463	2,390,314
Short-term debt and current portion of long-term debt	261,999	277,854
Long-term portion of debt	3,194,464	2,112,460
Proceeds and repayments of debt in the year ended December 31, 2023 are summarized as follows:

(in thousands of $)	December 31, 2022	Proceeds	Repayments	December 31, 2023
Total U.S. dollar denominated floating rate debt	2,184,228	1,509,749	(402,187)	3,291,790
Total U.S. dollar denominated fixed rate debt	209,700	99,700	(134,400)	175,000
Debt issuance costs	(23,113)			(42,720)
Accrued finance expense	19,499			32,393
Total debt	2,390,314	1,609,449	(536,587)	3,456,463

Proceeds and repayments of debt in the year ended December 31, 2022 are summarized as follows:

(in thousands of $)	December 31, 2021	Proceeds	Repayments	December 31, 2022
Total U.S. dollar denominated floating rate debt	2,130,814	651,248	(597,834)	2,184,228
Total U.S. dollar denominated fixed rate debt	209,700	—	—	209,700
Debt issuance costs	(24,318)			(23,113)
Accrued finance expense	9,379			19,499
Total debt	2,325,575	651,248	(597,834)	2,390,314

Proceeds and repayments of debt in the year ended December 31, 2021 are summarized as follows:

(in thousands of $)	January 1, 2021	Proceeds	Repayments	Other	December 31, 2021
Total U.S. dollar denominated floating rate debt	2,089,931	250,687	(209,804)	—	2,130,814
Total U.S. dollar denominated fixed rate debt	60,000	149,700	—	—	209,700
Secured borrowings	6,251	3,481	(9,717)	(15)	—
Debt issuance costs	(20,176)				(24,318)
Accrued finance expense	7,805				9,379
Total debt	2,143,811	403,868	(219,521)	(15)	2,325,575

A summary of the Company's interest bearing loans and borrowings as of December 31, 2023 is as follows:

$252.4 million term loan facility
In July 2022, the Company entered into a senior secured term loan facility with a number of banks in an amount of up to $252.4 million to refinance the original $328.6 million loan facility maturing in February 2023. The new facility matures in September 2027, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. In August 2022, the Company drew down $252.4 million and repaid the outstanding balance of the original facility of $262.0 million. The facility is fully drawn down as of December 31, 2023.

$34.8 million term loan facility
In October 2022, the Company entered into a senior secured term loan facility in an amount of up to $34.8 million to refinance the original $50.0 million loan facility maturing in March 2023. The new facility matures in December 2027, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In November 2022, the Company drew down $34.8 million and repaid the outstanding balance of the original facility of $35.9 million. The facility is fully drawn down as of December 31, 2023.

$250.7 million term loan facility
In November 2020, the Company entered into a senior secured term loan facility with a number of banks in an amount of up to $250.7 million. The facility matures in May 2025, carries an interest rate of SOFR plus Credit Adjustment Spread (“CAS”) (as a result of the rate reform transition discussed below) plus a margin of 190 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. In November 2020, the Company drew down $250.7 million. In the year ended December 31, 2021, the sale of two LR2 tankers resulted in a prepayment of $46.5 million under the facility. The facility is fully drawn down as of December 31, 2023.
In March 2024, the Company entered into a senior secured term loan facility in an amount of up to $219.6 million with a syndicate of banks to refinance six LR2 tankers currently financed under the existing $250.7 million facility. The new facility has a tenor of five years, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. The refinancing generated net cash proceeds of approximately $101.0 million.

$100.8 million term loan facility
In November 2020, the Company entered into a senior secured term loan facility with ING and Credit Suisse in an amount of up to $100.8 million. The facility matures in November 2025, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 190 basis points and has an amortization profile of 17 years commencing on the delivery date from the yard. In November 2020, the Company drew down $100.8 million. The facility is fully drawn down as of December 31, 2023.

$328.4 million term loan facility
In August 2016, the Company signed a senior secured term loan facility in an amount of up to $328.4 million with China Exim Bank. The facility matures in 2029, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin in line with the Company’s other credit facilities and has an amortization profile of 18 years. The Company drew down $109.0 million in the year ended December 31, 2016 in connection with one LR2 tanker and two Suezmax tanker newbuildings, which were delivered in the year. The Company drew down a further $165.9 million in the year ended December 31, 2017 in connection with two Suezmax tankers and three LR2/Aframax tankers delivered in the year. The facility is fully drawn down as of December 31, 2023.

$321.6 million term loan facility
In February 2017, the Company signed a second senior secured term loan facility in an amount of up to $321.6 million. The facility provided by China Exim Bank is insured by China Export and Credit Insurance Corporation. The facility matures in 2033, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin in line with the Company’s other credit facilities and has an amortization profile of 15 years. The Company drew down $252.7 million in the year ended December 31, 2017 in connection with four Suezmax tankers and three LR2/Aframax tankers delivered in the period. The Company drew down $32.0 million in the year ended December 31, 2018 in connection with one LR2 tanker delivered in the period. The facility is fully drawn down as of December 31, 2023.

$129.4 million term loan facility
In May 2023, the Company entered into a senior secured term loan facility in an amount of up to $129.4 million from ING to refinance the existing term loan facility with total balloon payments of $80.1 million due in August 2023. The new facility has a tenor of five years, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. The facility includes a sustainability margin adjustment linked to the fleet sustainability score. The existing facility carried an interest rate of LIBOR plus a margin of 190 basis points. In June 2023, the Company drew down $129.4 million under the new facility and repaid the outstanding balance of the existing facility of $84.5 million in full. The new facility is fully drawn down as of December 31, 2023.

$104.0 million term loan facility
In April 2022, the Company entered into a senior secured term loan facility with Credit Suisse AG in an amount of $104.0 million to refinance the $110.5 million loan facility maturing in 2023. The new facility matures in May 2028, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. In May 2022, the Company drew down $104.0 million and repaid the outstanding balance of the original facility of $96.4 million. The facility is fully drawn down as of December 31, 2023.

$110.5 million term loan facility
In November 2023, the Company repaid the outstanding balance of $90.9 million under this facility in full with part of the proceeds from the two senior secured term loan facilities in an amount of up to $124.1 million with Deka Bank below.

$60.6 million term loan facility and $63.5 million term loan facility
In November 2023, the Company entered into two senior secured term loan facilities in an amount of up to $124.1 million with Deka Bank to refinance the $110.5 million term loan facility with Credit Suisse above which had total balloon payments of $89.0 million due in January 2024. The facilities have a tenor of four and six years, respectively, carry an interest rate of SOFR plus a margin of 171 basis points and have an amortization profile of 18 years commencing on the delivery year from the yard. The facilities were fully drawn down in November 2023. The Company used $90.9 million of the proceeds to repay the existing
Credit Suisse term loan facility in full and used the remaining net cash proceeds from the refinancing of $33.2 million to partly finance the Acquisition.

$544.0 million lease financing
In March 2020, the Company signed a sale-and-leaseback agreement in an amount of $544.0 million with ICBCL to finance the cash amount payable upon closing of the acquisition of 10 Suezmax tankers from Trafigura, which took place on March 16, 2020. The lease financing has a tenor of seven years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 230 basis points, has an amortization profile of 17.8 years and includes purchase options for the Company throughout the term with a purchase obligation at the end of the term. The Company is precluded from accounting for the sale of the vessels due to the purchase obligation at the end of the term which prevents the lessor from obtaining control of the vessels and as such the lease has been accounted for as a secured borrowing, with the vessels recorded under "Vessels and equipment". The facility is fully drawn down as of December 31, 2023.

$42.9 million term loan facility
In November 2019, the Company signed a senior secured term loan facility in an amount of up to $42.9 million with Credit Suisse to partially finance the delivery of one Suezmax tanker. The facility matures five years after the vessel's delivery date, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 190 basis points and has an amortization profile of 18 years. In May 2020, the Company drew down $42.9 million under the facility in connection with the delivery of one Suezmax tanker. The facility is fully drawn down as of December 31, 2023.

$62.5 million term loan facility
In May 2020, the Company signed a senior secured term loan facility in an amount of up to $62.5 million with Crédit Agricole to partially finance the delivery of one VLCC. The facility matures five years after the vessel's delivery date, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 190 basis points and has an amortization profile of 18 years. In June 2020, the Company drew down $62.5 million under the facility in connection with the delivery of one VLCC. The facility is fully drawn down as of December 31, 2023.

$133.7 million term loan facility
In November 2020, the Company entered into a senior secured term loan facility with CEXIM and Sinosure in an amount of up to $133.7 million to partially finance four LR2 tanker newbuildings in the Company's newbuilding program at that time. The facility has a tenor of 12 years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin in line with the Company’s other credit facilities and has an amortization profile of 17 years commencing on the delivery date from the yard. The Company drew down $33.4 million in March 2021, $33.4 million in April 2021, $33.4 million in September 2021 and $33.4 million in November 2021 under the facility to partially finance the delivery of four LR2 tankers. The facility is fully drawn down as of December 31, 2023.

In February 2024, the Company entered into a secured term loan facility in an amount of up to $94.5 million with KFW Bank to refinance two LR2 tankers currently financed under the existing $133.7 million facility. The new facility has a tenor of five years, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. The refinancing generated net cash proceeds of approximately $38.0 million.

$58.5 million term loan facility
In September 2021, the Company entered into a senior secured term loan facility in an amount of up to $58.5 million with SEB to partially finance the acquisition of one 2019-built VLCC. The facility has a tenor of five years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In October 2021, the Company took delivery of the vessel and drew down $58.5 million under the facility to partially finance the delivery. The facility is fully drawn down as of December 31, 2023.

$58.5 million term loan facility
In September 2021, the Company entered into a senior secured term loan facility in an amount of up to $58.5 million with KFW to partially finance the acquisition of one 2019-built VLCC. The facility has a tenor of five years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In November 2021, the Company took delivery of the vessel and drew down $58.5 million under the facility to partially finance the delivery. The facility is fully drawn down as of December 31, 2023.

$130.0 million term loan facility
In October 2021, the Company entered into a senior secured term loan facility in an amount of up to $130.0 million with DNB to partially finance the acquisition of two of the six resale VLCC newbuilding contracts in the Company's newbuilding program at that time. The facility has a tenor of five years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. The Company drew down $65.0 million in April 2022 and $65.0 million in June 2022 to partially finance the delivery of the 2022 built VLCCs, Front Alta and Front Tweed. The facility is fully drawn down as of December 31, 2023.

$65.0 million term loan facility
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from ABN AMRO Bank N.V. to partially finance the acquisition of one of the six resale VLCC newbuilding contracts in the Company's newbuilding program at that time. The facility has a tenor of five years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In October 2022, the Company drew down $65.0 million to partially finance the delivery of the 2022 built VLCC Front Gaula. The facility is fully drawn down as of December 31, 2023.

$65.0 million term loan facility
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from ING Bank to partially finance the acquisition of one of the six resale VLCC newbuilding contracts in the Company's newbuilding program at that time. The facility has a tenor of five years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. The facility includes a sustainability margin adjustment linked to the fleet sustainability score. In August 2022, the Company drew down $65.0 million to partially finance the delivery of the 2022 built VLCC Front Tana. The facility is fully drawn down as of December 31, 2023.

$65.0 million term loan facility
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from KFW to partially finance the acquisition of one of the six resale VLCC newbuilding contracts in the Company's newbuilding program at that time. The facility has a tenor of five years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In January 2023, the Company took delivery of the VLCC newbuilding, Front Tyne, from HHI and drew down $65.0 million under this facility to partially finance the delivery. The facility is fully drawn as of December 31, 2023.

$65.0 million term loan facility
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from Crédit Agricole to partially finance the acquisition of one of the six resale VLCC newbuilding contracts in the Company's newbuilding program at that time. The facility has a tenor of five years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 170 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. In January 2023, the Company took delivery of the VLCC newbuilding, Front Orkla, from HHI and drew down $65.0 million under this facility to partially finance the delivery. The facility is fully drawn as of December 31, 2023.

$1,410.0 million term loan facility
In November 2023, the Company entered into a senior secured term loan facility in an amount of up to $1,410.0 million with a group of our relationship banks to partially finance the Acquisition. The facility has a tenor of five years, carries an interest rate of SOFR plus a margin in line with the Company’s existing loan facilities and has an amortization profile of 20 years commencing on the delivery date from the yard. In December 2023, the company drew down $891.3 million under the facility to partly finance the Acquisition. Up to $518.7 million remained available and undrawn under the facility as of December 31, 2023 all of which was drawn down to partially finance the remaining 13 vessels delivered as a result of the Acquisition in the first quarter of 2024.

$275.0 million revolving credit facility
In June 2016, the Company signed a $275.0 million senior unsecured facility agreement with an affiliate of Hemen, the Company's largest shareholder. The original facility carried an interest rate of 6.25% and was available to the Company for a period of an initial period of 18 months from the first utilization date and was repayable in full on the 18 months anniversary of the first utilization date. There were no scheduled loan repayments before this date. The facility does not include any financial covenants.
In November 2022, the Company extended the facility by 12 months to May 2024 at an interest rate of 8.50% and otherwise on same terms. The balance outstanding of $209.7 million is included in long-term debt as of December 31, 2022.

In February and June 2023, the Company repaid $60.0 million and $74.4 million, respectively, under the facility. In October 2023, the Company extended the facility by 20 months to January 4, 2026, at an interest rate of 10.0% and otherwise on existing terms. In December 2023, the Company drew down $99.7 million under the facility to partly finance the Acquisition. Up to $100.0 million remained available to be drawn as of December 31, 2023. The balance outstanding of $175.0 million was included in long-term debt as of December 31, 2023. In April 2024, the Company repaid $100.0 million under the facility.

$539.9 million Shareholder loan
In November 2023, the Company entered into a subordinated unsecured shareholder loan in an amount of up to $539.9 million with Hemen to partly finance the Acquisition. The facility has a tenor of five years and carries an interest rate of SOFR plus a margin equal to the $1,410.0 million facility, in line with the Company’s existing loan facilities. In December 2023, the Company drew down $235.0 million under the facility to partly finance the Acquisition. Up to $304.9 million remained available to be drawn as of December 31, 2023. In January 2024, the Company drew down $60.0 million to partially finance the remaining 13 vessels delivered as a result of the Acquisition in the first quarter of 2024.

Rate reform transition
Due to the discontinuance of LIBOR after June 30, 2023, the Company entered into amendments to existing loan agreements with an aggregate outstanding principal of $1,634.1 million as of December 31, 2023 (as denoted above), for the transition from LIBOR to SOFR. The weighted average CAS of these amendment agreements is 15 basis points based on a three months interest period.

The amendments to our loan agreements, which are measured at amortized cost using the effective interest method, were accounted for as an adjustment to the effective interest rate which did not have a significant effect on the carrying amount of the loans.

Debt restrictions
The Company's loan agreements contain loan-to-value clauses, which could require the Company to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements contain certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital and a value adjusted equity covenant. Cash and cash equivalents include cash balances of $75.4 million (2022: $54.4 million), which represents 50% (2022: 50%) of the cash required to be maintained by the financial covenants in our loan agreements. The Company is permitted to satisfy up to 50% of the cash requirements by maintaining a committed undrawn credit facility with a remaining availability of greater than 12 months.

Failure to comply with any of the covenants in the loan agreements could result in a default, which would permit the lender to accelerate the maturity of the debt and to foreclose upon any collateral securing the debt. Under those circumstances, the Company might not have sufficient funds or other resources to satisfy its obligations. The Company was in compliance with all of the financial covenants contained in the Company's loan agreements as of December 31, 2023 and December 31, 2022.

Assets pledged

(in thousands of $)	December 31, 2023	December 31, 2022
Vessels	4,632,901	3,650,325